Derecognition of financial assets	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Derecognition of financial assets
9.	Derecognition of financial assets

Securitization of residential mortgage loans

The Bank securitizes fully insured residential mortgage loans, Bank originated and others, through the creation of mortgage backed securities (MBS) under the National Housing Act (NHA) MBS program, sponsored by Canada Mortgage Housing Corporation (CMHC). MBS created under the program are sold to Canada Housing Trust (the Trust), a government sponsored entity under the Canada Mortgage Bond (CMB) program, and/or to third-party investors. The Trust issues securities to third-party investors.

The sale of mortgages under the above program does not meet the derecognition requirements, as the Bank retains the pre-payment and interest rate risks associated with the mortgages, which represents substantially all the risk and rewards associated with the transferred assets.

The transferred mortgages continue to be recognized on the Consolidated Statement of Financial Position as residential mortgage loans. Cash proceeds from the transfer are treated as secured borrowings and included in Deposits – Business and government on the Consolidated Statement of Financial Position.

The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	January 31 2019(1)	October 31 2018(1)
Assets
Carrying value of residential mortgage loans	$20,439	$20,498
Other related assets(2)	2,963	2,679
Liabilities
Carrying value of associated liabilities	21,173	21,459
(1)

The fair value of the transferred assets is $23,755 (October 31, 2018 – $23,237) and the fair value of the associated liabilities is $22,560 (October 31, 2018 – $22,468) for a net position of $1,195 (October 31, 2018 – $769).

(2)

These include cash held in trust and trust permitted investment assets acquired as part of the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

Securitization of personal lines of credit, credit cards and auto loans

The Bank securitizes a portion of its unsecured personal lines of credit, credit card and auto loan receivables through consolidated structured entities. These receivables continue to be recognized on the Consolidated Statement of Financial Position as personal and credit cards loans.

Securities sold under repurchase agreements and securities lent

The Bank enters into transactions, such as repurchase agreements and securities lending agreements, where the Bank transfers assets under agreements to repurchase them on a future date and retains all the substantial risks and rewards associated with the assets. The transferred securities remain on the Consolidated Statement of Financial Position along with the cash collateral received from the counterparty that is classified as deposit liabilities.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	January 31 2019(1)	October 31 2018(1)
Carrying value of securities associated with:
Repurchase agreements(2)	$91,557	$82,816
Securities lending agreements	56,450	49,718
Total	148,007	132,534
Carrying value of associated liabilities(3)	$116,527	$101,257
(1)

The fair value of transferred assets is $148,007 (October 31, 2018 – $132,534) and the fair value of the associated liabilities is $116,527 (October 31, 2018 – $101,257) for a net position of $31,480 (October 31, 2018 – $31,277).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.